INCOME TAXES	6 Months Ended
Jun. 30, 2011
Income Taxes
INCOME TAXES
NOTE J – INCOME TAXES

No provision for federal income taxes has been recognized for the six months ended June 30, 2011 and 2010 as the Company incurred a net operating loss for income tax purposes in each year and has no carry-back potential.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company assesses whether it is more likely than not that it will generate sufficient taxable income to realize its deferred income tax assets in a reasonable period of time. In making this determination, it considers all available positive and negative evidence and makes certain assumptions, including, among other things, the deferred tax liabilities; the overall business environment; the historical earnings and losses; and its outlook for future years. At June 30, 2011 and December 31, 2010, the deferred tax assets consisted of mainly the net operating losses carried over from the prior years and Company provided a full valuation allowance for its deferred tax assets, as it is more likely than not that these assets will not be realized in a reasonable period of time.

Reconciliation between actual tax expense (benefit) and income taxes computed by applying the U.S. federal income tax rate and state income tax rate to income from continuing operations before income taxes for the six months ended June 30, 2011 and 2010 are as follows:

	06/30/11	6/30/10
Computed at U.S. and State statutory rates (34%)	$(237,774)	$(53,906)
Stock-based compensation	76,500	12,240
Other differences	-	-
Change in valuation allowance	161,274	41,666
Total	$-	$-

Tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred liabilities at June 30, 2011 and December 31, 2010 are presented below:

	06/30/11	12/31/10
Deferred tax assets	$622,800	$461,526
Less valuation allowance	(622,800)	(461,526)
Net deferred tax assets	$-	$-

At June 30, 2011, the Company had net operating loss carry-forwards for federal and state income tax purposes of approximately $1,831,800 which will begin to expire, if unused, in 2026. The valuation allowance increased approximately $161,274 and $137,709 for the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.

The above estimates are based upon management's decisions concerning certain elections which could change the relationship between net income and taxable income. Management decisions are made annually and could cause the estimates to vary significantly.